SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

In January 2026, the Company issued a dividend of 432,099 shares of Class A common stock of flyExclusive to Volato shareholders.

In January 2026, the remaining $1.0 million of principal and interest on the Fourth Tranche note was converted into 1,926,618 shares of common stock.

On January 19, 2026, the Company entered into the first Amendment to the merger agreement with M2i Global Inc, to extend the end date to March 31, 2026.

Through March 10, 2026, $2.5 million of principal and interest on the Third Tranche note was converted into 7,406,489 shares of common stock.

On March 6, 2026, the Company signed amendment number five to the Agreement with flyExclusive, pursuant to which the Company sold certain unused intellectual property assets for $1.3 million payable in cash or shares of flyExclusive’s Class A common stock. Such assets represent a portion of the total assets which were anticipated to be sold under one of the Asset Options as described in Note 1. Following the sale of the intellectual property assets pursuant to the fifth amendment, there is $700,000 in remaining assets that may be sold to flyExclusive under the terms of the Agreement, as amended.

M2i Global Inc [Member]
SUBSEQUENT EVENTS

Note 11 — Subsequent Events

The Company has evaluated all transactions through the date the financial statements were issued for subsequent event disclosure or adjustment considerations.

Subsequent to the fiscal year ended November 30, 2025, the Company issued 2,648,689 shares of common stock for cash received totaling $317,933.

Subsequent to the fiscal year ended November 30, 2025, the holder of the convertible note (See Footnote 8 above) converted $40,000 principal and $8,241 of accrued interest into 1,042,690 shares of common stock.

Subsequent to the fiscal year ended November 30, 2025, the Company received cash of $356,000 for the issuance of 4,550,000 shares of common stock. These shares have not been issued.

Subsequent to the fiscal year ended November 30, 2025, the Company filed an amendment to the Articles of Incorporation with the State of Nevada to increase the total number of shares authorized to issue to 1,010,000,000, consisting of 1,000,000,000 shares of common stock with a par value of $0.001 and 10,000,000 shares of preferred stock having a par value of $.0.001 per share of which 100,000 shares of preferred stock have already been designated as Series A super-voting preferred stock.